Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson European Focus Fund

Janus Henderson Global Equity Income Fund

Janus Henderson International Opportunities Fund

Janus Henderson International Small Cap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated December 29, 2017

to Currently Effective Prospectuses

Effective December 31, 2017, each Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) will be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which each Fund’s current portfolio manager(s) will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the portfolio managers will continue to render portfolio management, research, and other services to each Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Prospectuses for each Fund are amended as follows:

1.	The following is added at the end of the first paragraph in the “Investment Adviser” section under “Management of the Funds”:

In addition, Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which one or more employees of HGIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Funds on behalf of Janus Capital.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Emerging Markets Fund” section of the Prospectuses:

Janus Henderson Emerging Markets Fund

Glen Finegan is Head of Global Emerging Markets Equities and Portfolio Manager of the Fund. He co-manages the Emerging Markets sub-portfolio of the Fund. Mr. Finegan has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since August 2015. Mr. Finegan joined Janus Capital (and its affiliates) in 2015. Prior to joining Janus Capital (and its affiliates), Mr. Finegan served as Investment Manager from 2009 to 2014 and as an Analyst from 2001 to 2008 at First State Investments.

Michael Cahoon, CFA, is Portfolio Manager and co-manages the Fund. He has been a member of the Fund’s portfolio management team since inception and a member of the portfolio management team of Janus Emerging Markets Fund since February 2016. Mr. Cahoon joined Janus Capital (and its affiliates) in 2015 and began his career in the investment industry in 2011. Prior to joining Janus Capital (and its affiliates), Mr. Cahoon served as an Analyst from 2013 to 2015 and as an Equity Research Associate from 2011 to 2012 at Ashmore Group.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson European Focus Fund” section of the Prospectuses:

Janus Henderson European Focus Fund

Stephen Peak is Director of International Equities and is the Lead Portfolio Manager of the Fund. He has managed the Fund’s portfolio since its inception and managed Henderson European Focus Fund since inception in 2001. Mr. Peak joined Janus Capital (and its affiliates) in 1992.

4.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Global Equity Income Fund” section of the Prospectuses:

Janus Henderson Global Equity Income Fund

Alex Crooke is Head of Global Equity Income and Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Global Equity Income Fund since inception in 2006. Mr. Crooke joined Janus Capital (and its affiliates) in 1994.

Job Curtis is Director of Global Equity Income and Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Global Equity Income Fund since inception in 2006. Mr. Curtis joined Janus Capital (and its affiliates) in 1992.

Ben Lofthouse, CFA, is Director of Global Equity Income and Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Global Equity Income Fund since 2014. Mr. Lofthouse joined Janus Capital (and its affiliates) in 2004.

5.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson International Opportunities Fund” section of the Prospectuses:

Janus Henderson International Opportunities Fund

The Fund is managed by a team of Portfolio Managers. Stephen Peak, Director of International Equities and the Fund’s Lead Portfolio Manager, generally oversees the management of the Fund. Individual members of the Team manage the Fund’s investments in specific countries, regions and sectors as outlined below.

Asset Allocation Strategist – Paul O’Connor is Head of Multi-Asset and Portfolio Manager of the Fund. He supports Mr. Peak in the asset allocation of the Fund. Mr. O’Connor has been a member of the Fund’s portfolio management team since its inception and a member of Henderson International Opportunities Fund’s portfolio management team since April 2016. Mr. O’Connor joined Janus Capital (and its affiliates) in 2013. Prior to joining Janus Capital (and its affiliates), Mr. O’Connor served as Head of Asset Allocation at Mercer Partners from 2011 to 2013.

Portfolio Management of the Fund’s sub-portfolios:

Europe – Stephen Peak is Director of International Equities and the Fund’s Lead Portfolio Manager. He manages one of the two Europe sub-portfolios of the Fund and generally oversees the management of the Fund. Mr. Peak has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since its inception in 2001. Mr. Peak joined Janus Capital (and its affiliates) in 1992.

Tim Stevenson is Director of Pan European Equities and Portfolio Manager of the Fund. He manages the other European sub-portfolio of the Fund. Mr. Stevenson has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since 2002. Mr. Stevenson joined Janus Capital (and its affiliates) in 1986.

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Global Growth – Ian Warmerdam is Director of Global Growth Equities and Portfolio Manager of the Fund. He co-manages the Global Growth sub-portfolio of the Fund. Mr. Warmerdam has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since inception in 2001. Mr. Warmerdam was on sabbatical during 2016. Mr. Warmerdam joined Janus Capital (and its affiliates) in 2001.

Ronan Kelleher, CFA, is Portfolio Manager of the Fund and co-manages the Global Growth sub-portfolio of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since August 2015. Mr. Kelleher joined Janus Capital (and its affiliates) in 2011.

Japan – Junichi Inoue is Head of Japanese Equities and Portfolio Manager of the Fund. He manages the Japan sub-portfolio of the Fund. Mr. Inoue has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since January 2017. Mr. Inoue joined Janus Capital (and its affiliates) in 2016. Prior to joining Janus Capital (and its affiliates), Mr. Inoue served as Fund Manager at DIAM Asset Management from 2012 to 2016.

Emerging Markets – Glen Finegan is Head of Global Emerging Markets Equities and Portfolio Manager of the Fund. He co-manages the Emerging Markets sub-portfolio of the Fund. Mr. Finegan has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since August 2015. Mr. Finegan joined Janus Capital (and its affiliates) in 2015. Prior to joining Janus Capital (and its affiliates), Mr. Finegan served as Investment Manager from 2009 to 2014 and as an Analyst from 2001 to 2008 at First State Investments.

Nicholas Cowley is Investment Manager, Global Emerging Markets Equities, and Portfolio Manager of the Fund. He co-manages the Emerging Markets sub-portfolio of the Fund. Mr. Cowley has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since 2012. Mr. Crowley joined Janus Capital (and its affiliates) in 2004.

Asia Pacific – Andrew Gillan is Head of Asia (ex-Japan) Equities and Portfolio Manager of the Fund. He manages the Asia Pacific sub portfolio of the Fund. Mr. Gillan has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Opportunities Fund since 2014. Mr. Gillan joined Janus Capital (and its affiliates) in 2014. Prior to joining Janus Capital (and its affiliates), Mr. Gillan served as Senior Investment Manager at Aberdeen Asset Management from 2001 to 2013.

6.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson International Small Cap Fund” section of the Prospectuses:

Janus Henderson International Small Cap Fund

Nick Sheridan is Fund Manager and is the Lead Portfolio Manager of the Fund. He is primarily responsible for the day-to-day management of the Fund’s investments portfolio and portfolio construction. Mr. Sheridan has been a member of the Fund’s portfolio management team since inception and a member of the portfolio management team of Henderson International Small Cap Fund since inception in 2016. Mr. Sheridan joined Janus Capital (and its affiliates) in 2009.

Ollie Beckett is Fund Manager of European Equities and is a Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since inception and a member of the portfolio management team of Henderson International Small Cap Fund since inception in 2016. Mr. Beckett joined Janus Capital (and its affiliates) in 2005.

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Andrew Gillan is Head of Asia (ex-Japan) Equities and is a Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since inception and a member of the portfolio management team of Henderson International Small Cap Fund since inception in 2016. Mr. Gillan joined Janus Capital (and its affiliates) in 2014. Prior to joining Janus Capital (and its affiliates), Mr. Gillan served as Senior Investment Manager at Aberdeen Asset Management from 2001 to 2013.

Yun Young Lee, CFA, is Manager of Japanese Equities and is a Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since inception and a member of the portfolio management team of Henderson International Small Cap Fund since inception in 2016. Mr. Lee joined Janus Capital (and its affiliates) in 2005.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with each of the Funds are deleted.

Please retain this Supplement with your records.

4

Janus Investment Fund

Janus Henderson All Asset Fund

Janus Henderson Dividend & Income Builder Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated December 29, 2017

to Currently Effective Prospectuses

Effective December 31, 2017, each Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) will be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors Limited (“HGIL”), pursuant to which each Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the portfolio managers will continue to render portfolio management, research, and other services to each Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Prospectuses for each Fund are amended as follows:

1.	The following is added at the end of the first paragraph in the “Investment Adviser” section under “Management of the Funds”:

In addition, Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors Limited (“HGIL”), pursuant to which one or more employees of HGIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to Janus Henderson All Asset Fund and Janus Henderson Dividend & Income Builder Fund on behalf of Janus Capital.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson All Asset Fund” section of the Prospectuses:

Janus Henderson All Asset Fund

Paul O’Connor is Head of Multi-Asset and Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson All Asset Fund since 2013. Mr. O’Connor joined Janus Capital (and its affiliates) in 2013. Prior to joining Janus Capital (and its affiliates), Mr. O’Connor served as Head of Asset Allocation at Mercer Partners from 2011 to 2013.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Dividend & Income Builder Fund” section of the Prospectuses:

Janus Henderson Dividend & Income Builder Fund

Alex Crooke is Head of Global Equity Income and Co-Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Dividend & Income Builder Fund since its inception in 2012. Mr. Crooke joined Janus Capital (and its affiliates) in 1994.

Job Curtis is Director of Global Equity Income and Co-Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Dividend & Income Builder Fund since its inception in 2012. Mr. Curtis joined Janus Capital (and its affiliates) in 1992.

Ben Lofthouse, CFA, is Co-Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Dividend & Income Builder Fund since 2014. Mr. Lofthouse joined Janus Capital (and its affiliates) in 2004.

Jenna Barnard, CFA, is Co-Head of Retail Fixed Income and Co-Portfolio Manager of the Fund. She has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Dividend & Income Builder Fund since its inception in 2012. Ms. Barnard joined Janus Capital (and its affiliates) in 2002.

John Pattullo, is Co-Head of Retail Fixed Income and Co-Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Dividend & Income Builder Fund since its inception in 2012. Mr. Pattullo joined Janus Capital (and its affiliates) in 1997.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with each of the Funds are deleted.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson International Long/Short Equity Fund

Supplement dated December 29, 2017

to Currently Effective Prospectuses

Effective December 31, 2017, Janus Henderson International Long/Short Equity Fund’s (the “Fund”) subadvisory agreement with Henderson Investment Management Limited (“HIML”) will be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors Limited (“HGIL”), pursuant to which the Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the portfolio managers will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Fund’s Prospectuses are amended as follows:

1.	The following is added at the end of the first paragraph in the “Investment Adviser” section under “Management of the Funds”:

In addition, Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors Limited (“HGIL”), pursuant to which one or more employees of HGIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to Janus Henderson International Long/Short Equity Fund on behalf of Janus Capital.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson International Long/Short Equity Fund” section of the Prospectuses:

Janus Henderson International Long/Short Equity Fund

The Fund is managed by a team of Portfolio Managers. Stephen Peak, Director of International Equities and the Fund’s Co-Lead Portfolio Manager, and Steve Johnstone, Fund Manager, Diversified Hedge Funds and the Fund’s Portfolio Manager & Quantitative Strategist, generally oversee the management and portfolio construction of the Fund. Individual members of the Team manage the Fund’s investments in specific countries and regions as outlined below.

Quantitative Strategist – Steve Johnstone is Fund Manager, Diversified Hedge Funds, and Co-Lead Portfolio Manager & Quantitative Strategist for the Fund. He generally oversees the management and portfolio construction of the Fund with Stephen Peak and is responsible for the top-down overlay and quantitative risk control of the Fund’s overall portfolio. Mr. Johnstone has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Long/Short Equity Fund since its inception in December 2014. Mr. Johnstone joined Janus Capital (and its affiliates) in 2011 via the acquisition of Gartmore.

Portfolio Management of the Fund’s sub-portfolios:

Europe – Stephen Peak is Director of International Equities and Co-Lead Portfolio Manager of the Fund. He manages the Europe sub-portfolio of the Fund and generally oversees the management and portfolio construction of the Fund with Steve Johnstone. Mr. Peak has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Long/Short Equity Fund since its inception in December 2014. Mr. Peak joined Janus Capital (and its affiliates) in 1992.

UK – Neil Hermon is Co-Head of UK Equities and Co-Portfolio Manager of the Fund. He manages the UK sub-portfolio of the Fund. Mr. Hermon has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Long/Short Equity Fund since its inception in December 2014. Mr. Hermon joined Janus Capital (and its affiliates) in 2002.

Asia Pacific – Sat Duhra is Fund Manager, Asia Pacific (ex-Japan) Equities, and Co-Portfolio Manager of the Fund. He manages the Asia Pacific sub-portfolio of the Fund. Mr. Duhra has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Long/Short Equity Fund since January 2017. Mr. Duhra joined Janus Capital (and its affiliates) in 2011.

Japan – Junichi Inoue is Head of Japanese Equities and Co-Portfolio Manager of the Fund. He manages the Japan subportfolio of the Fund. Mr. Inoue has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson International Long/Short Equity Fund since January 2017. Mr. Inoue joined Janus Capital (and its affiliates) in 2016. Prior to joining Henderson Global Investors, Mr. Inoue served as Fund Manager at DIAM Asset Management from 2012 to 2016.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with the Fund are deleted.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Strategic Income Fund

Supplement dated December 29, 2017

to Currently Effective Prospectuses

Effective December 31, 2017, Janus Henderson Strategic Income Fund’s (the “Fund”) subadvisory agreement with Henderson Investment Management Limited (“HIML”) will be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors Limited (“HGIL”), pursuant to which the Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the portfolio managers will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Fund’s Prospectuses are amended as follows:

1.	The following is added at the end of the first paragraph in the “Investment Adviser” section under “Management of the Funds”:

In addition, Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors Limited (“HGIL”), pursuant to which one or more employees of HGIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to Janus Henderson Strategic Income Fund on behalf of Janus Capital.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Strategic Income Fund” section of the Prospectuses:

Janus Henderson Strategic Income Fund

John Pattullo is Co-Head of Retail Fixed-Income and Co-Portfolio Manager of the Fund. He has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Strategic Income Fund since December 2008. Mr. Pattullo joined Janus Capital (and its affiliates) in 1997.

Jenna Barnard, CFA, is Co-Head of Retail Fixed-Income and Co-Portfolio Manager of the Fund. She has been a member of the Fund’s portfolio management team since its inception and a member of the portfolio management team of Henderson Strategic Income Fund since December 2008. Ms. Barnard joined Janus Capital (and its affiliates) in 2002.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with the Fund are deleted.

In addition to the changes described above, effective immediately, the following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Asia Equity Fund

Supplement dated December 29, 2017

to Currently Effective Prospectuses

Effective December 31, 2017, Janus Henderson Asia Equity Fund’s (the “Fund”) subadvisory agreement with Henderson Investment Management Limited (“HIML”) will be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors (Singapore) Ltd (“HGIL”), pursuant to which the Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the portfolio managers will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Fund’s Prospectuses are amended as follows:

1.	The following is added at the end of the first paragraph in the “Investment Adviser” section under “Management of the Funds”:

In addition, Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors (Singapore) Ltd (“HGIL”), pursuant to which one or more employees of HGIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to Janus Henderson Asia Equity Fund on behalf of Janus Capital.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Asia Equity Fund” section of the Prospectuses:

Janus Henderson Asia Equity Fund

Co-Portfolio Managers Andrew Gillan and Mervyn Koh jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Andrew Gillan is Head of Asia ex-Japan Equities and Co-Portfolio Manager of Janus Henderson Asia Equity Fund, which he has co-managed since June 2017. He is a Portfolio Manager at Janus Henderson Investors responsible for the Asia Equity, International Opportunities and International Small Cap Equity strategies, a position he has held since joining Janus Capital (and its affiliates) in 2014. Prior to Janus Capital (and its affiliates), Mr. Gillan was with Aberdeen Asset Management as an Asia and emerging markets equity fund manager and served as lead manager of an Asian Investment Trust. Prior to this, he was a graduate trainee in the UK equities division at Murray Johnstone. Mr. Gillan graduated with an MA, joint honors, in French and European History from the University of Edinburgh.

Mervyn Koh, CFA, is Co-Portfolio Manager of Janus Henderson Asia Equity Fund, which he has co-managed since June 2017. He is a Portfolio Manager on the Asia Equity strategy, a position he has held as part of the Janus Henderson team since 2017. Prior to joining Janus Capital (and its affiliates) in 2015 as an associate investment manager, Mr. Koh was with Franklin Templeton Investments, where he held the title of vice president in the emerging markets group and was responsible for research in the Singapore and Indonesian equity market as well as for co-managing a South East Asia fund. Prior to Franklin Templeton, he held the role of investment analyst at Tokio Marine Asset Management International, where he was responsible for research in the India equity market and commodity-related stocks in South East Asia and Australia. Mr. Koh holds a graduate diploma in Financial Management from the Singapore Institute of Management and a

BSc in Mechanical Engineering (Hons) from the National University of Singapore. Mr. Koh holds the Chartered Financial Analyst designation.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with the Fund are deleted.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Global Real Estate Fund

Supplement dated December 29, 2017

to Currently Effective Prospectuses

Effective December 31, 2017, Janus Henderson Global Real Estate Fund’s (the “Fund”) subadvisory agreement with Henderson Investment Management Limited (“HIML”) will be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited and Henderson Global Investors (Singapore) Ltd. (together, “HGIL”), pursuant to which the Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the portfolio managers will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Fund’s Prospectuses are amended as follows:

1.	The following is added at the end of the first paragraph in the “Investment Adviser” section under “Management of the Fund”:

In addition, Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited and Henderson Global Investors (Singapore) Ltd. (together, “HGIL”), pursuant to which one or more employees of HGIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to Janus Henderson Global Real Estate Fund on behalf of Janus Capital.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Global Real Estate Fund” section of the Prospectuses:

Janus Henderson Global Real Estate Fund

Co-Portfolio Managers Guy Barnard and Tim Gibson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Guy Barnard, CFA, is Co-Head of Global Property Equities at Janus Henderson Investors, a position he has held with the Henderson team since 2014, and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital (and its affiliates) in 2006 as an analyst and subsequently became a fund manager in 2008 and deputy head of Global Property Equities in 2012. Mr. Barnard holds a first class BSc (Hons) degree in Mathematics and Management from Loughborough University. Mr. Barnard holds the Chartered Financial Analyst designation.

Tim Gibson is Co-Head of the Global Property Equities team at Janus Henderson Investors, a position he has held since 2014, and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital (and its affiliates) in 2011, based in Singapore. Mr. Gibson holds an MA (Hons) in Economics from St. Andrews University, Scotland, and received the Robert Trent Jones Scholarship to the University of Western Ontario, Canada.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with the Fund are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson European Focus Fund

Janus Henderson Global Equity Income Fund

Janus Henderson International Opportunities Fund

Janus Henderson International Small Cap Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 29, 2017

to Currently Effective Statement of Additional Information

Effective December 31, 2017, each Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) will each be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Singapore) Ltd., and Henderson Global Investors (Japan) Ltd. (collectively, “HGIL”), pursuant to which each Fund’s current portfolio manager(s) will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and each Fund’s portfolio manager(s) will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Funds’ Statement of Additional Information (“SAI”) is amended as follows:

1.	The following is added after the third paragraph in the “Investment Adviser—Janus Capital Management LLC” section under “Investment Adviser and Subadvisers”:

In rendering investment advisory services to Janus Henderson Emerging Markets Fund, Janus Henderson European Focus Fund, Janus Henderson Global Equity Income Fund, Janus Henderson International Opportunities Fund, and Janus Henderson International Small Cap Fund, Janus Capital may use the portfolio management, research, and other resources of Henderson Global Investors Limited, Henderson Global Investors (Singapore) Ltd., and Henderson Global Investors (Japan) Ltd. (collectively, “HGIL”), foreign (non-U.S.) affiliates of Janus Capital. One or more HGIL employees may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in formal guidance issued by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, HGIL and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from HGIL may render portfolio management, research, and other services to the Funds, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and HGIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

2.	The following replaces in its entirety the “HIML Investment Personnel” section under “Trustees and Officers”:

JANUS HENDERSON INVESTMENT PERSONNEL

Other Accounts Managed

To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2017. For any co-managed Fund or account, the assets reflect total Fund assets. If applicable, accounts included under Other Registered Investment Companies may include subadvised accounts and non-U.S. registered investment companies. No accounts included in the totals listed below have a performance-based advisory fee.

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ollie Becket	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Michael Cahoon	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Nick Cowley	Number of Other Accounts Managed	None	2	None
	Assets in Other Accounts Managed	None	$556.6M	None
Alex Crooke	Number of Other Accounts Managed	None	5(1)	1
	Assets in Other Accounts Managed	None	$3,241.3M	$49.3M
Job Curtis	Number of Other Accounts Managed	None	5	None
	Assets in Other Accounts Managed	None	$1,967.6M	None
Glen Finegan	Number of Other Accounts Managed	None	5	2
	Assets in Other Accounts Managed	None	$1,212.0M	$1,420.0M
Andrew Gillan	Number of Other Accounts Managed	None	2(2)	None
	Assets in Other Accounts Managed	None	$295.9M	None
Junichi Inoue	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Ronan Kelleher	Number of Other Accounts Managed	None	2	1
	Assets in Other Accounts Managed	None	$969.7M	$49.3M
Yun Young Lee	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Ben Lofthouse	Number of Other Accounts Managed	None	5(3)	None
	Assets in Other Accounts Managed	None	$1,892.6M	None
Paul O’Connor	Number of Other Accounts Managed	None	12	None
	Assets in Other Accounts Managed	None	$2,243.3M	None
Stephen Peak	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Nick Sheridan	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Tim Stevenson	Number of Other Accounts Managed	None	4(4)	1
	Assets in Other Accounts Managed	None	$3,963.2M	$125.2M
Ian Warmerdam	Number of Other Accounts Managed	None	4	2
	Assets in Other Accounts Managed	None	$2,428.1M	$826.8M

(1)	One account included in the total, consisting of $323.1M of the total assets in the category, has a performance-based advisory fee.
(2)	Two accounts included in the total, consisting of $295.9M of the total assets in the category, have a performance-based advisory fee.
(3)	One account included in the total, consisting of $15.2M of the total assets in the category, has a performance-based advisory fee.
(4)	Two accounts included in the total, consisting of $3,637.3M of the total assets in the category, have a performance-based advisory fee.

2

Material Conflicts

As shown in the table above, the portfolio managers may manage other accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts. Janus Capital or an affiliate may provide seed capital to one or more of these accounts. In addition, the investment personnel may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on the investment personnel’s compensation than others. Under certain circumstances, the investment personnel (or investment personnel’s family members) may own the same securities as those held in a Fund’s portfolio. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if the investment personnel identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by a Fund. However, Janus Capital (and its affiliates) believe that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital (and its affiliates) generate trades throughout the day, depending on the volume of orders received from investment personnel, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with Janus Capital’s (and its affiliates’) best execution policy. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. Furthermore, Janus Capital believes that conflicts arising from personal ownership by the investment personnel (or investment personnel’s family members) of the same securities held in a Fund may be mitigated by the investment personnel’s compliance with Janus Capital’s personal trading policy within the Personal Code of Ethics.

Compensation Information

Following is a summary of the compensation arrangements for the portfolio managers for all accounts managed, and not just for the applicable Funds, for the fiscal year ended July 31, 2017. These arrangements include both short and long-term financial incentives. In general, the remuneration arrangements are based on:

•	Pre-defined, objective, measurable investment performance
•	Performance goals that are ambitious, but attainable
•	Balancing incentivization for appropriately active portfolio management to achieve maximum feasible results within the portfolio’s risk return parameters.

The primary elements of the compensation structure are summarized below.

Base salaries: Set to be competitive with the market (at or around market median, but with outliers for newly promoted individuals or individuals still gaining knowledge experience for their role, or for individuals for considerable experience or niche/specialist skills). Base salaries are reviewed annually to ensure they remain market competitive

Incentive arrangements: There is a discretionary incentive funding framework which applies to determine overall incentive pool funding for direct, front line investment professionals. The framework takes the form of an indicative, but non-contractual, funding construct which is based on relevant metrics linked to profitability, fund performance and quality asset growth. This framework is used to guide overall pool allocations for the investment management teams in aggregate, although allocation at the team and individual level ultimately remains discretionary.

Overall pool funding is subject to risk adjustment by a remuneration committee based on internal recommendations related to the nature and incidence of risk events, among other things.

Team and individual allocations are determined on a discretionary basis, taking into account individual performance (both financial and non-financial), contribution to wider team/divisional activities, adherence to compliance and risk requirements and behaviour/conduct in line with firmwide guiding principles.

3

All variable incentive awards are subject to mandatory deferral of up to 60%, with deferred awards being delivered over a three year period in the form of company shares and/or interests in proprietary funds.

Performance fees: The Funds that are managed by HIML’s investment professionals do not have performance fee arrangements. However, for some funds, performance-related fees earned by the firm are shared with the individuals generating that performance in a transparent and agreed way. Individual performance fee allocations are also subject to mandatory deferral mechanisms and, in many cases, individuals are obliged to defer a proportion of their performance fee incentives into the funds in which the performance fees were generated. All discretionary and performance fee incentives are subject to a standard deferral plan, as summarized below.

Deferred Equity Plan (DEP): Deferred awards are granted under the DEP. Under the DEP, the deferred award is normally awarded in the form of Janus Henderson Group shares which are held in trust and are released in three equal tranches on the 1st, 2nd and 3rd anniversary of grant respectively, subject to continued employment. The plan includes the facility to vary or lapse individual unvested awards in cases of poor risk management, material downturn in performance (company, business unit, fund or individual) or where results have been misstated or where there has been serious misconduct.

Under the DEP, subject to certain conditions, portfolio managers are able to elect to defer bonuses into their funds instead of into Henderson shares.

Long Term Incentive Plan (LTIP): A long term incentive plan, awards under which are granted in the form of either nil cost options or restricted shares, operates for the most senior and top performers whose input and contribution is likely to materially influence overall company performance, and whose participation is intended to closely align their interests and activities with those of our investors and shareholders. Awards are subject to performance conditions related to the achievement of a range of performance measures, at the company level, including Total Shareholder Return (TSR) growth, three year investment performance, and growth on net income. Awards vest partly after three years and partly after four years (two-thirds and one-third of the total award respectively), subject to achievement of the performance conditions measured at the end of the relevant three and four year performance period.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with each Fund are deleted.

Please retain this Supplement with your records.

4

Janus Investment Fund

Janus Henderson All Asset Fund

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Strategic Income Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 29, 2017

to Currently Effective Statement of Additional Information

Effective December 31, 2017, each Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) will each be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Henderson Global Investors Limited (“HGIL”), pursuant to which each Fund’s current portfolio manager(s) will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and each Fund’s portfolio manager(s) will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Funds’ Statement of Additional Information (“SAI”) is revised as follows:

1.	The following is added after the fourth paragraph in the “Investment Adviser—Janus Capital Management LLC” section under “Investment Adviser and Subadvisers”:

In rendering investment advisory services to Janus Henderson Strategic Income Fund, Janus Henderson All Asset Fund and Janus Henderson Dividend & Income Builder Fund, Janus Capital may use the portfolio management, research, and other resources of Henderson Global Investors Limited (“HGIL”), a foreign (non-U.S.) affiliate of Janus Capital. One or more HGIL employees may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in formal guidance issued by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, HGIL and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from HGIL may render portfolio management, research, and other services to the Funds, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and HGIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

2.	The following replaces in its entirety the corresponding table in the “Janus Henderson Investment Personnel—Other Accounts Managed” section under “Trustees and Officers”:

		Other Registered Investment Companies		Other Pooled Investment Vehicle		Other Accounts
Ashwin Alankar	Number of Other Accounts Managed	5		3		1
	Assets in Other Accounts Managed	$816.0	M	$115.0	M	$101.9	M
Jenna Barnard	Number of Other Accounts Managed	None		6	(1)	None
	Assets in Other Accounts Managed	None		$7,956.9	M	None
Enrique Chang	Number of Other Accounts Managed	4		2		1
	Assets in Other Accounts Managed	$744.5	M	$12.6	M	$101.9	M
Alex Crooke	Number of Other Accounts Managed	1		5	(2)	1
	Assets in Other Accounts Managed	$4,572.1	M	$3,174.1	M	$49.3	M

		Other Registered Investment Companies		Other Pooled Investment Vehicle		Other Accounts
Job Curtis	Number of Other Accounts Managed	1		1		None
	Assets in Other Accounts Managed	$4,572.1	M	$1,912.9	M	None
Christopher H. Diaz	Number of Other Accounts Managed	6	(3)	3		None
	Assets in Other Accounts Managed	$1,392.7	M	$121.4	M	None
Michael Keough	Number of Other Accounts Managed	3	(4)	3		21
	Assets in Other Accounts Managed	$6,268.5	M	$1,382.0	M	$2,480.2	M
John Kerschner	Number of Other Accounts Managed	None		None		None
	Assets in Other Accounts Managed	None		None		None
John Lloyd	Number of Other Accounts Managed	None		None		None
	Assets in Other Accounts Managed	None		None		None
Ben Lofthouse	Number of Other Accounts Managed	1		5	(5)	None
	Assets in Other Accounts Managed	$4,572.1	M	$1,857.5	M	None
Seth Meyer	Number of Other Accounts Managed	None		1		1
	Assets in Other Accounts Managed	None		$693.2	M	$157.0	M
Ryan Myerberg	Number of Other Accounts Managed	6	(3)	3		None
	Assets in Other Accounts Managed	$1,392.7	M	$121.4	M	None
Paul O’Connor	Number of Other Accounts Managed	None		11		None
	Assets in Other Accounts Managed	None		$2,645.5	M	None
John Pattullo	Number of Other Accounts Managed	None		6	(1)	None
	Assets in Other Accounts Managed	None		$7,956.9	M	None
Mayur Saigal	Number of Other Accounts Managed	8	(4)	6		27
	Assets in Other Accounts Managed	$26,855.0	M	$2,393.0	M	$3,635.5	M
Darrell Watters	Number of Other Accounts Managed	8	(4)	7		28
	Assets in Other Accounts Managed	$26,844.2	M	$3,086.2	M	$3,792.4	M

(1) One account included in the total, consisting of $221.2M of the total assets in the category, has a performance-based advisory fee.

(2) One account included in the total, consisting of $319.0M of the total assets in the category, has a performance-based advisory fee.

(3) Two accounts included in the total, consisting of $337.1M of the total assets in the category, have performance-based advisory fees.

(4) One account included in the total, consisting of $4,390.2M of the total assets in the category, has a performance-based advisory fee.

(5) One account included in the total, consisting of $14.9M of the total assets in the category, has a performance-based advisory fee.

3.	The following replaces in its entirety the first paragraph under the “Janus Henderson Investment Personnel—Material Conflicts” section under “Trustees and Officers”:

As shown in the table above, the portfolio managers and investment personnel (for purposes of this section, are together referred to as “portfolio managers”) may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than a Fund or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. Janus Capital or an affiliate may also provide seed capital to one or more of these accounts. In addition, the portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Under certain circumstances, a portfolio manager (or portfolio manager’s family members) may own the same securities as those held in a Fund’s portfolio. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by a Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

Janus Capital (and its affiliates) generate trades throughout the day, depending on the volume of orders received from investment personnel, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with Janus Capital’s (and its affiliates’) best execution policy. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus Henderson accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital and the Subadviser.” Furthermore, Janus Capital believes that conflicts arising from personal ownership by a portfolio manager (or portfolio manager’s family members) of the same securities held in a Fund may be mitigated by the portfolio manager’s compliance with Janus Capital’s personal trading policy within the Personal Code of Ethics.

4.	The following replaces in its entirety the corresponding information in the “Janus Henderson Investment Personnel—Compensation Information” section under “Trustees and Officers”:

Compensation Information (All Funds except Janus Henderson All Asset Fund, Janus Henderson Dividend & Income Builder Fund, and Janus Henderson Strategic Income Fund)

The following describes the structure and method of calculating a portfolio manager’s compensation as of June 30, 2017.

The portfolio managers are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation:  Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation:  Variable compensation is paid in the form of cash and long-term incentive awards. The long-term incentive awards are subject to a vesting schedule and consist of a mixture of JHG restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Capital management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Capital’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for limited periods.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Compensation Information (Janus Henderson All Asset Fund, Janus Henderson Dividend & Income Builder Fund, and Janus Henderson Strategic Income Fund)

Following is a summary of the compensation arrangements for the portfolio managers for all accounts managed, and not just for the Funds, for the fiscal period August 1, 2016 through June 30, 2017. These arrangements include both short and long-term financial incentives. In general, the remuneration arrangements are based on:

•	Pre-defined, objective, measurable investment performance
•	Performance goals that are ambitious, but attainable

•	Balancing incentivization for appropriately active portfolio management to achieve maximum feasible results within the portfolio’s risk return parameters.

The primary elements of the compensation structure are summarized below.

Base salaries:  Set to be competitive with the market (at or around market median, but with outliers for newly promoted individuals or individuals still gaining knowledge experience for their role, or for individuals for considerable experience or niche/specialist skills). Base salaries are reviewed annually to ensure they remain market competitive

Incentive arrangements:  There is a discretionary incentive funding framework which applies to determine overall incentive pool funding for direct, front line investment professionals. The framework takes the form of an indicative, but non-contractual, funding construct which is based on relevant metrics linked to profitability, fund performance and quality asset growth. This framework is used to guide overall pool allocations for the investment management teams in aggregate, although allocation at the team and individual level ultimately remains discretionary.

Overall pool funding is subject to risk adjustment by a remuneration committee based on internal recommendations related to the nature and incidence of risk events, among other things.

Team and individual allocations are determined on a discretionary basis, taking into account individual performance (both financial and non-financial), contribution to wider team/divisional activities, adherence to compliance and risk requirements and behaviour/conduct in line with firmwide guiding principles.

All variable incentive awards are subject to mandatory deferral of up to 60%, with deferred awards being delivered over a three year period in the form of company shares and/or interests in proprietary funds.

Performance fees:  The Funds that are managed by HIML’s investment professionals do not have performance fee arrangements. However, for some funds, performance-related fees earned by the firm are shared with the individuals generating that performance in a transparent and agreed way. Individual performance fee allocations are also subject to mandatory deferral mechanisms and, in many cases, individuals are obliged to defer a proportion of their performance fee incentives into the funds in which the performance fees were generated. All discretionary and performance fee incentives are subject to a standard deferral plan, as summarized below.

Deferred Equity Plan (DEP):  Deferred awards are granted under the DEP. Under the DEP, the deferred award is normally awarded in the form of Janus Henderson Group shares which are held in trust and are released in three equal tranches on the 1st, 2nd and 3rd anniversary of grant respectively, subject to continued employment. The plan includes the facility to vary or lapse individual unvested awards in cases of poor risk management, material downturn in performance (company, business unit, fund or individual) or where results have been misstated or where there has been serious misconduct.

Under the DEP, subject to certain conditions, portfolio managers are able to elect to defer bonuses into their funds instead of into Henderson shares.

Long Term Incentive Plan (LTIP):  A long term incentive plan, awards under which are granted in the form of either nil cost options or restricted shares, operates for the most senior and top performers whose input and contribution is likely to materially influence overall company performance, and whose participation is intended to closely align their interests and activities with those of our investors and shareholders. Awards are subject to performance conditions related to the achievement of a range of performance measures, at the company level, including Total Shareholder Return (TSR) growth, three year investment performance, and growth on net income. Awards vest partly after three years and partly after four years (two-thirds and one-third of the total award respectively), subject to achievement of the performance conditions measured at the end of the relevant three and four year performance period.

5.	The following replaces in its entirety the corresponding table under “Janus Capital” in the “Ownership of Securities” section under “Trustees and Officers”:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Janus Capital
Ashwin Alankar	Janus Henderson Adaptive Global Allocation Fund	$100,001-$500,000	$500,001-$1,000,000
Jenna Barnard	Janus Henderson Strategic Income Fund	None	None
	Janus Henderson Dividend & Income Builder Fund	None	None
Enrique Chang	Janus Henderson Adaptive Global Allocation Fund	Over $1,000,000	Over $1,000,000
Alex Crooke	Janus Henderson Dividend & Income Builder Fund	None	None
Job Curtis	Janus Henderson Dividend & Income Builder Fund	None	None
Christopher H. Diaz	Janus Henderson Global Bond Fund	$100,001-$500,000	Over $1,000,000
Michael Keough	Janus Henderson Flexible Bond Fund	$50,001-$100,000	Over $1,000,000
John Kerschner	Janus Henderson Multi-Sector Income Fund	$500,001-$1,000,000	$500,001-$1,000,000
John Lloyd	Janus Henderson Multi-Sector Income Fund	Over $1,000,000	Over $1,000,000
Ben Lofthouse	Janus Henderson Dividend & Income Builder Fund	None	None
Seth Meyer	Janus Henderson High-Yield Fund	$100,001-$500,000	Over $1,000,000
	Janus Henderson Multi-Sector Income Fund	$100,001-$500,000
Ryan Myerberg	Janus Henderson Global Bond Fund	$10,001-$50,000	$100,001-$500,000
Paul O’Connor	Janus Henderson All Asset Fund	None	None
John Pattullo	Janus Henderson Strategic Income Fund	None	None
	Janus Henderson Dividend & Income Builder Fund	None	None
Mayur Saigal	Janus Henderson Flexible Bond Fund	None	Over $1,000,000
	Janus Henderson Real Return Fund	$100,001-$500,000
	Janus Henderson Short-Term Bond Fund	None
Darrell Watters	Janus Henderson Flexible Bond Fund	Over $1,000,000	Over $1,000,000
	Janus Henderson High-Yield Fund	None
	Janus Henderson Real Return Fund	$100,001-$500,000
	Janus Henderson Short-Term Bond Fund	Over $1,000,000
	Janus Henderson Value Plus Income Fund	None

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with each Fund are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson International Long/Short Equity Fund

Supplement dated December 29, 2017

to Currently Effective Statement of Additional Information

Effective December 31, 2017, the subadvisory agreement for Janus Henderson International Long/Short Equity Fund (the “Fund”) with Henderson Investment Management Limited (“HIML”) will be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Singapore) Ltd., and Henderson Global Investors (Japan) Ltd. (collectively, “HGIL”), pursuant to which the Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the Fund’s portfolio managers will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Fund’s Statement of Additional Information (“SAI”) is revised as follows:

1.	The following is added after the third paragraph in the “Investment Adviser—Janus Capital Management LLC” section under “Investment Adviser and Subadvisers”:

In rendering investment advisory services to Janus Henderson International Long/Short Equity Fund, Janus Capital may use the portfolio management, research, and other resources of Henderson Global Investors Limited, Henderson Global Investors (Singapore) Ltd., and Henderson Global Investors (Japan) Ltd. (collectively, “HGIL”), foreign (non-U.S.) affiliates of Janus Capital. One or more HGIL employees may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in formal guidance issued by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, HGIL and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from HGIL may render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and HGIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

2.	The following replaces in its entirety the corresponding table in the “Janus Henderson Investment Personnel—Other Accounts Managed” section under “Trustees and Officers”:

		Other Registered Investment Companies		Other Pooled Investment Vehicle		Other Accounts
Ashwin Alankar	Number of Other Accounts Managed	5		3		1
	Assets in Other Accounts Managed	$805.0	M	$115.0	M	$101.9	M
Sat Durha	Number of Other Accounts Managed	None		None		None
	Assets in Other Accounts Managed	None		None		None
John S. Fujiwara	Number of Other Accounts Managed	None		2		5
	Assets in Other Accounts Managed	None		$14.0	M	$82.1	M
Neil Hermon	Number of Other Accounts Managed	None		5		None
	Assets in Other Accounts Managed	None		$2,313.9	M	None
Junichi Inoue	Number of Other Accounts Managed	1		None		None
	Assets in Other Accounts Managed	$4,817.3	M	None		None
Steve Johnstone	Number of Other Accounts Managed	None		6		None
	Assets in Other Accounts Managed	None		$248.7	M	None

		Other Registered Investment Companies		Other Pooled Investment Vehicle	Other Accounts
Stephen Peak	Number of Other Accounts Managed	2		None	None
	Assets in Other Accounts Managed	$6,826.6	M	None	None

3.	The following replaces in its entirety the first paragraph under the “Janus Henderson Investment Personnel—Material Conflicts” section under “Trustees and Officers”:

As shown in the table above, the portfolio managers and investment personnel (for purposes of this section, together referred to as “portfolio managers”) may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Fund or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. Janus Capital or an affiliate may also provide seed capital to one or more of these accounts. In addition, the portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Under certain circumstances, a portfolio manager (or portfolio manager’s family members) may own the same securities as those held in a Fund’s portfolio. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by a Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

Janus Capital (and its affiliates) generate trades throughout the day, depending on the volume of orders received from investment personnel, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with Janus Capital’s (and its affiliates’) best execution policy. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus Henderson accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital and the Subadviser.” Furthermore, Janus Capital believes that conflicts arising from personal ownership by a portfolio manager (or portfolio manager’s family members) of the same securities held in the Fund may be mitigated by the portfolio manager’s compliance with Janus Capital’s personal trading policy within the Personal Code of Ethics.

4.	The following replaces in its entirety the corresponding information in the “Janus Henderson Investment Personnel—Compensation Information” section under “Trustees and Officers”:

Compensation Information (Janus Henderson Diversified Alternatives Fund)

The following describes the structure and method of calculating a portfolio manager’s compensation as of June 30, 2017.

The portfolio managers are compensated for managing the Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation:  Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation:  Variable compensation is paid in the form of cash and long-term incentive awards. The long-term incentive awards are subject to a vesting schedule and consist of a mixture of JHG restricted stock and a cash-deferred award

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that is credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Capital management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Capital’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for limited periods.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Compensation Information (Janus Henderson International Long/Short Equity Fund)

Following is a summary of the compensation arrangements for the portfolio managers for all accounts managed, and not just for Janus Henderson International Long/Short Equity Fund, for the fiscal period August 1, 2016 through June 30, 2017. These arrangements include both short and long-term financial incentives. In general, the remuneration arrangements are based on:

•	Pre-defined, objective, measurable investment performance
•	Performance goals that are ambitious, but attainable
•	Balancing incentivization for appropriately active portfolio management to achieve maximum feasible results within the portfolio’s risk return parameters.

The primary elements of the compensation structure are summarized below.

Base salaries:  Set to be competitive with the market (at or around market median, but with outliers for newly promoted individuals or individuals still gaining knowledge experience for their role, or for individuals for considerable experience or niche/specialist skills). Base salaries are reviewed annually to ensure they remain market competitive

Incentive arrangements:  There is a discretionary incentive funding framework which applies to determine overall incentive pool funding for direct, front line investment professionals. The framework takes the form of an indicative, but non-contractual, funding construct which is based on relevant metrics linked to profitability, fund performance and quality asset growth. This framework is used to guide overall pool allocations for the investment management teams in aggregate, although allocation at the team and individual level ultimately remains discretionary.

Overall pool funding is subject to risk adjustment by a remuneration committee based on internal recommendations related to the nature and incidence of risk events, among other things.

Team and individual allocations are determined on a discretionary basis, taking into account individual performance (both financial and non-financial), contribution to wider team/divisional activities, adherence to compliance and risk requirements and behaviour/conduct in line with firmwide guiding principles.

All variable incentive awards are subject to mandatory deferral of up to 60%, with deferred awards being delivered over a three year period in the form of company shares and/or interests in proprietary funds.

Performance fees:  The Funds that are managed by HIML’s investment professionals do not have performance fee arrangements. However, for some funds, performance-related fees earned by the firm are shared with the individuals generating that performance in a transparent and agreed way. Individual performance fee allocations are also subject to mandatory deferral mechanisms and, in many cases, individuals are obliged to defer a proportion of their performance fee incentives into the funds in which the performance fees were generated. All discretionary and performance fee incentives are subject to a standard deferral plan, as summarized below.

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Deferred Equity Plan (DEP):  Deferred awards are granted under the DEP. Under the DEP, the deferred award is normally awarded in the form of Janus Henderson Group shares which are held in trust and are released in three equal tranches on the 1st, 2nd and 3rd anniversary of grant respectively, subject to continued employment. The plan includes the facility to vary or lapse individual unvested awards in cases of poor risk management, material downturn in performance (company, business unit, fund or individual) or where results have been misstated or where there has been serious misconduct.

Under the DEP, subject to certain conditions, portfolio managers are able to elect to defer bonuses into their funds instead of into Henderson shares.

Long Term Incentive Plan (LTIP):  A long term incentive plan, awards under which are granted in the form of either nil cost options or restricted shares, operates for the most senior and top performers whose input and contribution is likely to materially influence overall company performance, and whose participation is intended to closely align their interests and activities with those of our investors and shareholders. Awards are subject to performance conditions related to the achievement of a range of performance measures, at the company level, including Total Shareholder Return (TSR) growth, three year investment performance, and growth on net income. Awards vest partly after three years and partly after four years (two-thirds and one-third of the total award respectively), subject to achievement of the performance conditions measured at the end of the relevant three and four year performance period.

5.	The following replaces in its entirety the corresponding table in the “Ownership of Securities” section under “Trustees and Officers”:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Janus Capital
Ashwin Alankar	Janus Henderson Diversified Alternatives Fund	None	$500,001-$1,000,000
Sat Durha	Janus Henderson International Long/Short Equity Fund	None	None
John S. Fujiwara	Janus Henderson Diversified Alternatives Fund	$500,001-$1,000,000	$500,001-$1,000,000
Neil Hermon	Janus Henderson International Long/Short Equity Fund	None	None
Junichi Inoue	Janus Henderson International Long/Short Equity Fund	None	None
Steve Johnstone	Janus Henderson International Long/Short Equity Fund	None	None
Stephen Peak	Janus Henderson International Long/Short Equity Fund	None	None

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with each Fund are deleted.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Asia Equity Fund

Janus Henderson Global Real Estate Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 29, 2017

to Currently Effective Statement of Additional Information

Effective December 31, 2017, each Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) will each be terminated. Janus Capital Management LLC (“Janus Capital”) will concurrently enter into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited and Henderson Global Investors (Singapore) Ltd. (together, “HGIL”), pursuant to which each Fund’s current portfolio manager(s) will continue to be responsible for the day-to-day management of the Fund. Under the arrangement, HGIL and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and each Fund’s portfolio manager(s) will continue to render portfolio management, research, and other services to the Fund, subject to supervision of Janus Capital. Accordingly, effective January 1, 2018, the Funds’ Statement of Additional Information (“SAI”) is amended as follows:

1.	The following is added after the sixth paragraph in the “Investment Adviser—Janus Capital Management LLC” section under “Investment Adviser and Subadvisers”:

In rendering investment advisory services to Janus Henderson Asia Equity Fund and Janus Henderson Global Real Estate Fund, Janus Capital may use the portfolio management, research, and other resources of Henderson Global Investors Limited and Henderson Global Investors (Singapore) Ltd. (together, “HGIL”), foreign (non-U.S.) affiliates of Janus Capital. One or more HGIL employees may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in formal guidance issued by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, HGIL and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from HGIL may render portfolio management, research, and other services to the Funds, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and HGIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Effective January 1, 2018, references to HIML and/or its subadvisory agreement with each Fund are deleted.

Please retain this Supplement with your records.